4. ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies Tables
Property, plant and equipment estimated useful lives
Buildings:	50 years
Substations:	35 years
High voltage lines:	40 - 45 years
Medium voltage lines:	35 - 45 years
Low voltage lines:	30 - 40 years
Transformer centrals:	25 - 35 years
Meters:	25 years
Vehicles:	5 years
Furniture, fittings and communication equipment:	5- 20 years
Computer equipment and software:	3 years
Tools:	10 years
Gas Plant and Pipeline:	20 years